Business Combination (Summary of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended
	Aug. 15, 2013	Sep. 30, 2013
Intangible assets	$ 168,386
Total purchase price		493,650
Makerbot [Member]
Cash and cash equivalents	3,405
Accounts receivable - Trade	878
Accounts receivable - Other	923
Deferred tax assets	5,964
Inventories	10,314
Property, plant and equipment	4,658
Goodwill	371,411
Intangible assets	168,386
Other non-current assets	7,068
Total assets acquired	573,007
Accounts payable & other liabilities	5,984
Unearned revenue	4,075
Deferred tax liabilities	69,120
Other non-current liabilities	178
Total liabilities assumed	79,357
Total purchase price	$ 493,700	$ 493,650